Goodwill, Intangible and Long-Lived Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	$ 1,178,687	$ 1,156,005	$ 1,108,008	[1]
Acquisitions		19,848	42,064
Currency and other adjustments	(20,341)	2,834	5,933
Goodwill, Ending Balance	1,158,346	1,178,687	1,156,005
Paint Stores Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	287,300	286,784	286,998	[1]
Acquisitions		1,885
Currency and other adjustments	(1,866)	(1,369)	(214)
Goodwill, Ending Balance	285,434	287,300	286,784
Consumer Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	703,351	706,292	689,279	[1]
Acquisitions			17,357
Currency and other adjustments	(1,145)	(2,941)	(344)
Goodwill, Ending Balance	702,206	703,351	706,292
Global Finishes Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	178,298	152,287	120,350	[1]
Acquisitions		17,963	24,707
Currency and other adjustments	(17,287)	8,048	7,230
Goodwill, Ending Balance	161,011	178,298	152,287
Latin America Coating Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	9,738	10,642	11,381	[1]
Currency and other adjustments	(43)	(904)	(739)
Goodwill, Ending Balance	$ 9,695	$ 9,738	$ 10,642

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).